Summary of Significant Accounting Policies (Policies)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Accounting Principles [Policy Text Block]
a)	Accounting Principles

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles of the United States of America. All amounts, unless otherwise stated, are in United States dollars.

a)	Accounting Principles

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles of the United States of America. All amounts, unless otherwise stated, are in United States dollars.

Basis of Presentation [Policy Text Block]
b)	Basis of Presentation

On December 16, 2015, the Company completed a forward stock split of our authorized and issued and outstanding shares of common stock on a basis of 1 old share of common stock for 1.1 new shares of common stock. The forward stock split affected all the issued and outstanding common shares, stock options, and warrants at the effective date and increased authorized capital to 220,000,000, par value of $0.001. All common shares numbers, numbers of stock options, and warrants and related per share amounts disclosed in these consolidated financial statements have been retroactively adjusted to reflect the forward stock split.

b)	Basis of Presentation

On December 16, 2015, the Company completed a forward stock split of our authorized and issued and outstanding shares of common stock on a basis of 1 old share of common stock for 1.1 new shares of common stock. The forward stock split affected all the issued and outstanding common shares, stock options, and warrants at the effective date. All common shares numbers, numbers of stock options, and warrants and related per share amounts disclosed in these consolidated financial statements have been retroactively adjusted to reflect the forward stock split.

Basis of Consolidation [Policy Text Block]
c)	Basis of Consolidation

These consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiary, Lexaria CanPharm Corp. which was incorporated on April 4, 2014, under the laws of Canada, 51%-owned subsidiary PoViva Tea, LLC which was incorporated on December 12, 2014, under the laws of the State of Nevada, and the 50%-owned subsidiary Ambarii Trade Corporation, which has no assets or liabilities, that was incorporated on April 24, 2017 under the laws of the Province of British Columbia. All significant inter-company balances and transactions have been eliminated.

c)	Basis of Consolidation

These consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiary, Lexaria CanPharm Corp. which was incorporated on April 4, 2014 under the laws of Canada, and 51%-owned subsidiary PoViva Tea, LLC which was incorporated on December 12, 2014, under the laws of the State of Nevada. All significant inter-company balances and transactions have been eliminated.

Revenue Recognition [Policy Text Block]
d)	Revenue Recognition

Revenue from the sale of health products is generally recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. In most cases, these conditions are met when the product is shipped to the customer. The Company reports its sales net of the amount of actual sales returns and the amount of reserves established for anticipated sales returns based upon historical return rates. Sales tax collected from customers is excluded from net sales.

Lexaria also enters into agreements to license out its patented technology that can include various combinations of services. Where elements are delivered over different periods of time, and when allowed under U.S. GAAP, revenue is allocated to the respective elements based on their relative selling prices at the inception of the arrangement, and revenue is recognized as each element is delivered. The Company uses a hierarchy to determine the fair value to be used for allocating revenue to elements: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence and (iii) best estimate of selling price (“ESP”). Generally VSOE is the price charged when the deliverable is sold separately or the price established by management for a product that is not yet sold if it is probable that the price will not change before introduction into the marketplace. ESPs are established as best estimates of what the selling prices would be if the deliverables were sold regularly on a stand-alone basis. Given Lexaria’s early stage of such line of revenue, the Company’s process for determining the VSOE and ESP requires judgment and considers multiple factors that may vary overtime depending upon the unique facts and circumstances related to each deliverable.

d)	Revenue Recognition

Revenue from the sale of health products is generally recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured. In most cases, these conditions are met when the product is shipped to the customer. The Company reports its sales net of the amount of actual sales returns and the amount of reserves established for anticipated sales returns based upon historical return rates. Sales tax collected from customers is excluded from net sales.

Lexaria also enters into agreements to license out its patented technology that can include various combinations of services. Where elements are delivered over different periods of time, and when allowed under U.S. GAAP, revenue is allocated to the respective elements based on their relative selling prices at the inception of the arrangement, and revenue is recognized as each element is delivered. The Company uses a hierarchy to determine the fair value to be used for allocating revenue to elements: (i) vendor-specific objective evidence of fair value (“VSOE”), (ii) third-party evidence and (iii) best estimate of selling price (“ESP”). Generally VSOE is the price charged when the deliverable is sold separately or the price established by management for a product that is not yet sold if it is probable that the price will not change before introduction into the marketplace. ESPs are established as best estimates of what the selling prices would be if the deliverables were sold regularly on a stand-alone basis. Given Lexaria’s early stage of such line of revenue, the Company’s process for determining the VSOE and ESP requires judgment and considers multiple factors that may vary overtime depending upon the unique facts and circumstances related to each deliverable.

Inventory and Cost of Sales [Policy Text Block]
e)	Inventory and Cost of Sales

The Company’s inventory consists of finished goods, work in progress, and raw materials. In all classes, inventory is valued at the lower of cost or market. Cost is determined on a first-in, first-out basis.

Cost of sales includes all expenditures incurred in bringing the goods to the point of sale. Inventory costs and costs of sales include direct costs of the raw material, inbound freight charges, warehousing costs, handling costs (receiving and purchasing) and utilities and overhead expenses related to the Company’s manufacturing and processing facilities.

e)	Inventory and Cost of Sales

The Company’s inventory consists of finished goods, work in progress, and raw materials. In all classes, inventory is valued at the lower of cost or market. Cost is determined on a first-in, first-out basis.

Cost of sales includes all expenditures incurred in bringing the goods to the point of sale. Inventory costs and costs of sales include direct costs of the raw material, inbound freight charges, warehousing costs, handling costs (receiving and purchasing) and utilities and overhead expenses related to the Company’s manufacturing and processing facilities.

Cash and Cash Equivalents [Policy Text Block]
f)	Cash and Cash Equivalents

Cash equivalents comprise certain highly liquid instruments with a maturity of three months or less when purchased. As of August 31, 2017, and August 31, 2016, The Company held cash only.

f)	Cash and Cash Equivalents

Cash equivalents comprise certain highly liquid instruments with a maturity of three months or less when purchased. As of August 31, 2016, and August 31, 2015, cash and cash equivalents consist of cash only.

Equipment [Policy Text Block]
g)	Equipment

Equipment is stated at cost less accumulated depreciation, and depreciated using the straight-line method over its useful life of five years.

g)	Equipment

Equipment is stated at cost less accumulated depreciation, and depreciated using the straight-line method over its useful life of five years.

Patents [Policy Text Block]
h)	Patents

Capitalized patent costs represent legal costs incurred to establish patents. When patents reach a mature stage, any associated legal costs are comprised mostly of maintenance fees and are expensed as incurred. Capitalized patent costs are amortized on a straight-line basis over the remaining life of the patent. The Company was granted its first patent on October 25, 2016 (Note 8), with a legal life of 20 years.

h)	Patents

Capitalized patent costs represent legal costs incurred to establish patents. When patents reach a mature stage, any associated legal costs are comprised mostly of maintenance fees and are expensed as incurred. Capitalized patent costs are amortized on a straight-line basis over the remaining life of the patent. The Company was granted its first patent subsequent to the year ended August 31, 2016, with legal life of 20 years.

Stock-Based Compensation [Policy Text Block]
i)	Stock-Based Compensation

Company accounts for its stock-based compensation awards in accordance with ASC Topic 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees, including grants of employee stock options, to be recognized as expense in the statements of operations based on their grant date fair values. For stock options granted to employees and to members of the Board of Directors for their services on the Board of Directors, the Company estimates the grant date fair value of each option award using the Black-Scholes option-pricing model. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock.

Stock-based payments issued to non-employees are recorded at their fair values, and are periodically revalued as the equity instruments vest and are recognized as expense over the related service period in accordance with the provisions of ASC 718 and ASC Topic 505, Equity. For equity instruments granted to non-employees, the Company recognizes stock-based compensation expense on vesting.

i)	Stock-Based Compensation

Company accounts for its stock-based compensation awards in accordance with ASC Topic 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees, including grants of employee stock options, to be recognized as expense in the statements of operations based on their grant date fair values. For stock options granted to employees and to members of the Board of Directors for their services on the Board of Directors, the Company estimates the grant date fair value of each option award using the Black-Scholes option-pricing model. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock.

Stock-based payments issued to non-employees are recorded at their fair values, and are periodically revalued as the equity instruments vest and are recognized as expense over the related service period in accordance with the provisions of ASC 718 and ASC Topic 505, Equity. For equity instruments granted to non-employees, the Company recognizes stock-based compensation expense on a straight-line basis.

Loss Per Share [Policy Text Block]
j)	Loss Per Share

The Company applies the guidance in ASC 260 Earnings Per Share. Loss per share is computed using the weighted average number of shares outstanding during the period. Diluted loss per share is equivalent to basic loss per share because the potential exercise of the equity-based financial instruments was anti-dilutive.

j)	Loss Per Share

The Company applies the guidance in ASC 220 Earnings Per Share. Loss per share is computed using the weighted average number of shares outstanding during the period. Diluted loss per share is equivalent to basic loss per share because the potential exercise of the equity-based financial instruments was anti-dilutive.

Foreign Currency Translations [Policy Text Block]
k)	Foreign Currency Translation

The Company’s operations are located in the United States of America and Canada, and it has offices in Canada. The Company maintains its accounting records in U.S. Dollars, as follows:

At the transaction date, each asset, liability, revenue and expense that was acquired or incurred in a foreign currency is translated into U.S. dollars by the using of the exchange rate in effect at that date. At the period end, monetary assets and liabilities are translated at the exchange rate in effect at that date. The resulting foreign exchange gains and losses are included in profit or loss.

k)	Foreign Currency Translation

The Company’s operations are located in the United States of America and Canada, and it has offices in Canada. The Company maintains its accounting records in U.S. Dollars, as follows:

At the transaction date, each asset, liability, revenue and expense that was acquired or incurred in a foreign currency is translated into U.S. dollars by the using of the exchange rate in effect at that date. At the period end, monetary assets and liabilities are translated at the exchange rate in effect at that date. The resulting foreign exchange gains and losses are included in profit or loss.

Financial Instruments [Policy Text Block]
l)	Financial Instruments

ASC 820 Fair Value Measurements and Disclosures, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and

Level 3 - Unobservable inputs that are supported by little or no market activity, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The Company’s financial instruments consist primarily of cash, accounts and other receivable, accounts payable and accrued liabilities, due to related parties, and convertible debenture. The carrying amounts of cash, accounts and other receivable, accounts payable and accrued liabilities, and due to related parties approximate their fair values due to their short maturities. The carrying value of the Company’s convertible debenture approximates its fair value based on comparison of the interest rate and terms of such debt to the rates and terms of debt currently available to the Company.

The Company is located in Canada, which results in exposure to market risks from changes in foreign currency rates. The foreign currency exchange risk is the financial risk to the Company’s operations that arise from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk as the Company does not hold a significant position in foreign currencies, such as the Canadian dollar, and the impact of a change in a few basis points for USD/CAD is not expected to be material.

l)	Financial Instruments

ASC 820 Fair Value Measurements and Disclosures, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and

Level 3 - Unobservable inputs that are supported by little or no market activity, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The Company’s financial instruments consist primarily of cash, accounts and other receivable, accounts payable and accrued liabilities, due to related parties, and convertible debenture. The carrying amounts of cash, accounts and other receivable, accounts payable and accrued liabilities, and due to related parties approximate their fair values due to their short maturities. The carrying value of the Company‘s convertible debenture approximates its fair values (using Level 3 inputs) based upon a comparison of the interest rate and terms of such debt to the rates and terms of debt currently available to the Company.

The Company is located in Canada, which results in exposure to market risks from changes in foreign currency rates. The foreign currency exchange risk is the financial risk to the Company’s operations that arise from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk as the Company does not hold a significant position in foreign currencies, such as the Canadian dollars, and the impact of a change in a few basis points for USD/CAD is not expected to be material.

Income Taxes [Policy Text Block]
m)	Income Taxes

The Company applies the guidance in ASC 740, Income Taxes, which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse.

m)	Income Taxes

The Company applies the guidance in ASC 740, Income Taxes, which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse.

Impairment of Long-Lived Assets [Policy Text Block]
n)	Impairment of Long-Lived Assets

Long-lived assets, including equipment, and intangible assets, such as the Company’s patents, are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of the long-lived asset exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to the profit or loss. Intangible assets with indefinite lives are tested for impairment annually and in interim periods if certain events occur indicating that the carrying value of the intangible assets may be impaired.

n)	Impairment of Long-Lived Assets

Long-lived assets, including equipment, and intangible assets, such as the Company’s patents, are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of the long-lived asset exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to the profit or loss. Intangible assets with indefinite lives are tested for impairment annually and in interim periods if certain events occur indicating that the carrying value of the intangible assets may be impaired.

Comprehensive Income [Policy Text Block]
o)	Comprehensive Income

The Company applies ASC 220, Comprehensive Income, which establishes standards for reporting and presentation of comprehensive income, its components and accumulated balances. The Company discloses this information on its Statement of Stockholders’ Equity. Comprehensive income comprises equity changes except those transactions resulting from investments by owners and distributions to owners.

o)	Comprehensive Income

The Company applies ASC 220, Comprehensive Income, which establishes standards for reporting and display of comprehensive income, its components and accumulated balances. The Company discloses this information on its Statement of Stockholders’ Equity. Comprehensive income comprises equity changes except those transactions resulting from investments by owners and distributions to owners.

Credit Risk and Receivable Concentration [Policy Text Block]
p)	Credit Risk and Receivable Concentration

The Company places its cash with a high credit quality financial institution. As of August 31, 2017, the Company had approximately $2,533,000 in the bank (August 31, 2016: $93,000).

As at August 31, 2017, the Company had $43,515 (2016 - $27,583) in sales tax receivable (Note 6). The Company considers its credit risk to be low for such receivable.

p)	Credit Risk and Receivable Concentration

The Company places its cash with high credit quality financial institution. As of August 31, 2016, the Company had approximately $93,000 in the bank (August 31, 2015: $260,000).

As at August 31, 2016, the Company also has $93,500 in private placement subscriptions receivable from five share subscriptions from arm’s length parties (which were all received in September 2016), and a further $27,583 (2015 - $31,382) in sales tax receivable. An additional $10,000 was receivable as at August 31, 2016 in relation to the Company’s licensing agreement (Note 9), which was also received subsequent to the year-end. The Company considers its credit risk to be low for such receivable.

Convertible Debenture [Policy Text Block]
q)	Convertible Debenture

The Company accounts for its convertible debt instruments that may be settled in cash upon conversion according to ASC 470-20-30-22 which requires the proceeds from the issuance of such convertible debt instruments to be allocated between debt and equity components so that debt is discounted to reflect the Company’s non-convertible debt borrowing rate.

Further, the Company applies ASC 470-20-35-13 which requires the debt discount to be amortized over the period the convertible debt is expected to be outstanding as additional non-cash interest expense.

q)	Convertible Debenture

The Company accounts for its convertible debt instruments that may be settled in cash upon conversion according to ASC 470-20-30-22 which requires the proceeds from the issuance of such convertible debt instruments to be allocated between debt and equity components so that debt is discounted to reflect the Company’s non-convertible debt borrowing rate.

Further, the Company applies ASC 470-20-35-13 which requires the debt discount to be amortized over the period the convertible debt is expected to be outstanding as additional non-cash interest expense.

Commitments and Contingencies [Policy Text Block]
r)	Commitments and Contingencies

In accordance with ASC 450-20, Accounting for Contingencies, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. In the event that estimates or assumptions prove to differ from actual results, adjustments are made in subsequent periods to reflect more current information. Historically, the Company has not experienced any material claims.

r)	Commitments and Contingencies

In accordance with ASC 450-20, Accounting for Contingencies, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. In the event that estimates or assumptions prove to differ from actual results, adjustments are made in subsequent periods to reflect more current information. Historically, the Company has not experienced any material claims.

Research and Development [Policy Text Block]
s)	Research and Development

Research and development costs are expensed as incurred.

s)	Research and Development

Research and development costs are expensed as incurred.

Advertising [Policy Text Block]
t)	Advertising

The Company expenses advertising costs as they are incurred. The advertising expenses were $209,034 and $185,459 for the years ended August 31, 2017 and 2016, respectively.

t)	Advertising

The Company expenses advertising costs as they are incurred. The advertising expenses were $185,459 and $276,560 for the years ended August 31, 2016 and 2015, respectively.

Discontinued Operations [Policy Text Block]
u)	Discontinued Operations

The results of discontinued operations are presented separately, net of tax, from the results of ongoing operations for all periods presented. The expenses included in the results of discontinued operations are the direct operating expenses incurred by the disposed components that may be reasonably segregated from the costs of the ongoing operations of the Company. Lexaria disposed of its oil and gas interests during the year ended August 31, 2015 (Note 14)